As filed with the Securities and Exchange Commission on December 17, 2010

Registration Nos. 333-163352; 811-22357

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 3

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 3

(Check appropriate box or boxes)

BofA Funds Series Trust

(Exact Name of Registrant as specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Peter T. Fariel, Esq.

c/o BofA Global Capital Management Group, LLC

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	on December 29, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement of BofA Funds Series Trust (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 2 until December 29, 2010. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 2, which was filed pursuant to Rule 485(a) on October 21, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BofA Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 17th day of December, 2010.

BofA FUNDS SERIES TRUST

By:	/s/ Michael Pelzar
Name: Title:	Michael Pelzar President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Michael Pelzar Michael Pelzar	President (Principal Executive Officer)	December 17, 2010

/s/ Jeffrey R. Coleman Jeffrey R. Coleman	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	December 17, 2010 December 17, 2010

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	December 17, 2010

/s/ William P. Carmichael* William P. Carmichael	Trustee	December 17, 2010

/s/ William A. Hawkins* William A. Hawkins	Trustee	December 17, 2010

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	December 17, 2010

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	December 17, 2010

/s/ John J. Nagorniak* John J. Nagorniak	Trustee	December 17, 2010

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	December 17, 2010

*By:	/s/ Peter T. Fariel
Peter T. Fariel Attorney-in-Fact** December 17, 2010

**	Executed by Peter T. Fariel on behalf of each Trustee pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 21, 2010.